PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property And Equipment, Net
Property and Equipment, total	$ 88,871	$ 75,404
Less: accumulated depreciation	(18,770)	(13,963)
Property and equipment, total before construction in progress	70,101	61,441
Construction in progress	5,615	2,238
Property and equipment, net	75,716	63,679
Depreciation expense	5,452	4,961	3,556
Film projection equipment
Property And Equipment, Net
Property and Equipment, total	33,853	27,166
Furniture and office equipment
Property And Equipment, Net
Property and Equipment, total	2,232	1,954
Transportation equipment
Property And Equipment, Net
Property and Equipment, total	1,113	853
Leasehold improvements
Property And Equipment, Net
Property and Equipment, total	$ 51,673	$ 45,431